Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation [Policy Text Block]

Basis of Presentation

The accompanying consolidated balance sheet as of December 31, 2011, which has been derived from audited financial statements, and the unaudited interim consolidated financial statements as of June 30, 2012 and for the three and six months periods ended June 30, 2012 and 2011 have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures, which are normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America, have been condensed or omitted pursuant to such rules and regulations, although we believe that the disclosures made are adequate to provide for fair presentation. The interim financial information should be read in conjunction with the Financial Statements and the notes thereto, included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, previously filed with the SEC.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the Company’s consolidated financial position as of June 30, 2012, its consolidated results of operations and cash flows for the three and six month periods ended June 30, 2012 and 2011, as applicable, have been made. The interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Basis of Presentation

The accompanying consolidated financial statements as of December 31, 2011 and 2010 and for the years then ended have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations.

All significant inter-company balances and transactions have been eliminated in consolidation. Certain prior period numbers are reclassified to conform to current period presentation.

Principles of Consolidation [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Longhai Steel Inc. and its 100%-ow ned subsidiary Kalington and variable interest entity (“VIE”) Longhai as of June 30, 2012 and December 31, 2011, and for the three and six months ended June 30, 2012 and 2011. All significant inter-company accounts and transactions were eliminated in consolidation. Certain prior period numbers are reclassified to conform to current period presentation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Longhai Steel Inc. and its 100% -owned subsidiary Kalington and VIE Longhai for the year ended December 31, 2011 and 2010. All significant inter-company accounts and transactions were eliminated in consolidation.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the amount of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include revenues; the allowance for doubtful receivables; recoverability of the carrying amount of inventory; fair values of financial instruments; and the assessment of deferred tax assets or liabilities. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from these estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the amount of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. However, actual results could differ materially from those estimates.

Risks and Uncertainties [Policy Text Block]

Risks and Uncertainties

The Company is subject to substantial risks from, among other things, intense competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, foreign currency exchange rates and the volatility of public markets.

Risks and Uncertainties

The Company is subject to substantial risks from, among other things, intense competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, limited operating history, foreign currency exchange rates and the volatility of public markets.

Concentration of Risk [Policy Text Block]

Concentration of Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade and bills receivables. As of June 30, 2012 and December 31, 2011, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in the PRC, which management believes are of high credit quality. With respect to trade receivables, the Company extends credit based on an evaluation of the customer’s financial condition. The Company generally does not require collateral for trade receivables. The Company operates principally in the PRC and grants credit to some of its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Company’s operations.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade and bills receivables. As of December 31, 2011 and 2010, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in the PRC, which management believes are of high credit quality. With respect to trade receivables, the Company extends credit based on an evaluation of the customer’s financial condition. The Company generally does not require collateral for trade receivables and maintains an allowance for doubtful accounts of trade receivables.

The Company operates principally in the PRC and grants credit to its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Company’s operations.

Comprehensive Income [Policy Text Block]

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under generally accepted accounting principles are recorded as an element of stockholders’ equity but are excluded from net income. During the periods presented, other comprehensive income includes cumulative translation adjustment from foreign currency translation. In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. The guidance provided by this update becomes effective for annual periods beginning on or after December 15, 2011 and interim and annual periods thereafter. These changes become effective for the Company on January 1, 2012. Other than the change in presentation, management has determined that the adoption of these changes has no material impact on the Company’s Consolidated Financial Statements.

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income/(loss). Other comprehensive income refers to revenue, expenses, gains and losses that under generally accepted accounting principles are recorded as an element of stockholders’ equity but are excluded from net income. During the periods presented, other comprehensive income (loss) includes cumulative translation adjustment from foreign currency translation.

Foreign Currency Translation [Policy Text Block]

Foreign Currency Transactions

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company's PRC subsidiaries is the Renminbi (RMB). Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated into U.S. dollars at exchange rates in effect at the balance sheet date; with the resulting translation adjustments directly recorded to a separate component of accumulated other comprehensive income. Income and expense accounts are translated at average exchange rates during the period.

Transactions denominated in currencies other than the functional currency are translated into the functional currency. The resulting exchange differences are included in the determination of net income of the consolidated financial statements for the respective periods.

The balance sheet amounts at June 30, 2012, with the exception of shareholders' equity, were translated at the exchange rate of 6.3143 RMB to the U.S. $1.00 compared to the exchange rate of 6.3585 RMB to the U.S. $1.00 at December 31, 2011. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the six months ended June 30, 2012 and 2011 was 6.3141 RMB and RMB6.5488 to the U.S. $1.00, respectively. The average translation rates applied to the income statement amounts for three months ended June 30, 2012 and 2011 was 6.3158 RMB and RMB6.4999 to the U.S. $1.00, respectively.

Translation adjustments resulting from this process are included in "accumulated other comprehensive income" in the consolidated statement of stockholders’ equity and were $4,522,141 and $4,119,896 as of June 30, 2012 and December 31, 2011, respectively.

Foreign Currency Transactions

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s PRC subsidiaries is the Renminbi (“RMB”). Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated into U.S. dollars at exchange rates in effect at the balance sheet date; with the resulting translation adjustments directly recorded to a separate component of accumulated other comprehensive income. Income and expense accounts are translated at average exchange rates during the year. Gains and losses from foreign currency transactions are recorded in other comprehensive income.. The functional currency is the local currency for all non-U.S. subsidiaries.

The balance sheet amounts at December 31, 2011, with the exception of shareholders’ equity, were translated at the exchange rate of 6.3585 RMB to the U.S. $1.00 compared to the exchange rate of 6.6118 RMB to the U.S. $1.00 at December 31, 2010. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the years ended December, 2011 and 2010 was 6.4640 RMB and 6.77891 RMB to the U.S. $1.00, respectively.

Translation adjustments resulting from this process are included in “accumulated other comprehensive income” in the consolidated statement of stockholders’ equity and were $4,119,896 and $2,166,544 as of December 31, 2011 and 2010, respectively.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

For Statement of Cash Flows purposes, the Company considers all cash on hand and in banks, including accounts in book overdraft positions, certificates of deposit and other highly-liquid investments with original maturity of three months or less, when purchased, to be cash and cash equivalents. The Company maintains cash with various banks and trust companies located in China. Cash accounts are not insured or otherwise protected. Should any bank or trust company holding cash deposits become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash on deposit with that particular bank or trust company.

Cash and Cash Equivalents

For Statement of Cash Flows purposes, the Company considers all cash on hand and in banks, including accounts in book overdraft positions, certificates of deposit and other highly-liquid investments with original maturity of three months or less, when purchased, to be cash and cash equivalents. The Company maintains cash with various banks and trust companies located in China. Cash accounts are not insured or otherwise protected. Should any bank or trust company holding cash deposits become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash on deposit with that particular bank or trust company.

Accounts Receivable [Policy Text Block]

Accounts Receivable

The Company’s policy is to maintain reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Accounts are written off against the allowance when it becomes evident collection will not occur. As of June 30, 2012 and December 31, 2011, the accounts receivable was $860,203 and $905,232, respectively, with no allowance for doubtful accounts balance as of June 30, 2012 and December 31, 2011.

Accounts Receivable

The Company’s policy is to maintain reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Accounts are written off against the allowance when it becomes evident collection will not occur. As of December 31, 2011 and 2010, the accounts receivable was $905,232 and $908,327, respectively. There was no allowance for doubtful accounts balance as of December 31, 2011 and 2010.

Inventory, Policy [Policy Text Block]

Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a weighted average basis and includes all expenditures incurred in bringing the goods to the point of sale and putting them in a saleable condition. In assessing the ultimate realization of inventories, the management makes judgments as to future demand requirements compared to current or committed inventory levels. Our inventory requirements generally increase as our projected demand requires; or decrease due to market conditions and product life cycle changes. The Company estimates the demand requirements based on market conditions, sales contracts and orders in hand.

In addition, the Company estimates net realizable value based on intended use, current market value and inventory aging analyses. The Company writes down inventories for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventories and their estimated net realizable value based upon assumptions about future demand and market conditions. Historically, the actual net realizable value has been close to management’s estimate.

Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a weighted average basis and includes all expenditures incurred in bringing the goods to the point of sale and putting them in a saleable condition. In assessing the ultimate realization of inventories, the management makes judgments as to future demand requirements compared to current or committed inventory levels. Our reserve requirements generally increase as our projected demand requires; or decrease due to market conditions and product life cycle changes. The Company estimates the demand requirements based on market conditions, forecasts prepared by its customers, sales contracts and orders on hand.

In addition, the Company estimates net realizable value based on intended use, current market value and inventory ageing analyses. The Company writes down inventories for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventories and their estimated net realizable value based upon assumptions about future demand and market conditions. Historically, the actual net realizable value closely approximated management’s estimate.

Property, Plant and Equipment [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Gains or losses on disposals are reflected as gain or loss in the year of disposal. All ordinary repair and maintenance costs are expensed as incurred. Expenditures for maintenance and repairs are expensed as incurred. Major renewals and betterments are charged to the property accounts while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed in the current period.

Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of assets as set outlined below.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Gains or losses on disposals are reflected as gain or loss in the year of disposal. All ordinary repair and maintenance costs are expensed as incurred. Expenditures for maintenance and repairs are expensed as incurred. Major renewals and betterments are charged to the property accounts while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed in the current period.

Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of assets as set outlined below.

Estimated Useful Life
Plant and building	20 years
Machinery and equipment	10 years
Office furniture and equipment	10 years
Transportation equipment	5 years

Impairment of Long-Lived Assets [Policy Text Block]

Impairment of Long-Lived Assets

In accordance with ASC 360, “Property, Plant and Equipment”, the Company reviews the carrying values of long-lived assets, including property, plant and equipment and other intangible assets, whenever facts and circumstances indicate that the assets may be impaired. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs of disposal. For the six months ended June 30, 2012 and 2011, the Company did not record any impairment loss for long-lived assets.

Impairment of Long-Lived Assets

In accordance with Accounting Standards Codification (“ASC”) 360, “Property, Plant and Equipment,” the Company reviews the carrying values of long-lived assets, including property, plant and equipment and other intangible assets, whenever facts and circumstances indicate that the assets may be impaired. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs of disposal. For 2011 and 2010, the Company performed an annual impairment review of long-lived assets and concluded that there was no impairment loss.

Revenue Recognition [Policy Text Block]

Revenue Recognition

The Company recognizes sales in accordance with ASC Topic 605 Revenue Recognition, The Company recognizes revenue when the following criteria are met:

(i) persuasive evidence of an arrangement exists;

(ii) delivery has occurred or services were rendered;

(iii) the price to the customer is fixed or determinable and,

(iv) collection of the resulting receivable is reasonably assured.

Revenue is not recognized until title and risk of loss is transferred to the customer, which occurs upon delivery of goods, and objective evidence exists that customer acceptance provisions were met.

The Company bases its estimates on historical experience taking into consideration the type of products sold, the type of customer, and the type of specific transaction in each arrangement. Revenues represent the invoiced value of goods, net of value added tax (“VAT”).

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers. Deposits or advance payments from customers prior to delivery of goods and passage of title of goods are recorded as advanced from customers.

Revenue Recognition

The Company recognizes sales in accordance with ASC Topic 605 Revenue Recognition.

The Company recognizes revenue when all the four following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services were rendered, (iii) the price to the customer is fixed or determinable and, (iv) collection of the resulting receivable is reasonably assured.

Revenue is not recognized until title and risk of loss is transferred to the customer, which occurs upon delivery of goods, and objective evidence exists that customer acceptance provisions were met.

The Company bases its estimates on historical experience taking into consideration the type of products sold, the type of customer, and the type of specific transaction in each arrangement. Revenues represent the invoiced value of goods, net of value added tax (“VAT”).

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers. Deposits or advance payments from customers prior to delivery of goods and passage of title of goods are recorded as advances from customers.

Income Taxes [Policy Text Block]

Income Taxes

The Company accounts for income taxes in accordance with ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for the estimated tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts and each year-end based on enacted tax laws and statutory rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized when, in management’s opinion, it is more likely than not that some portion of the deferred tax assets will not be realized. The provision for income taxes represents current taxes payable net of the change during the period in deferred tax assets and liabilities.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740 “Income Taxes.” Under this method, deferred income taxes are recognized for the estimated tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts and each year-end based on enacted tax laws and statutory rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized when, in management’s opinion, it is more likely than not that some portion of the deferred tax assets will not be realized. The provision for income taxes represents current taxes payable net of the change during the period in deferred tax assets and liabilities.

Earnings Per Share [Policy Text Block]

Earnings Per Share

The Company reports earnings per share in accordance with the provisions of ASC 260 “Earnings Per Share”. ASC 260 requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock using the treasury method.

Common stock equivalents represent the dilutive effect of the assumed exercise of the outstanding stock options and warrants, using the treasury stock method, at either the beginning of the respective period presented or the date of issuance, whichever is later, and only if the common stock equivalents are considered dilutive based upon the Company’s net income (loss) position at the calculation dates. In January 2012, the Company issued 300,000 stock options to the Company’s Senior Vice President Mr. Steve Ross and 100,000 stock options to three independent directors. In April 2012, the 300,000 stock options to the executive officer and 30,000 stock options to a former independent director were cancelled. Meanwhile on April 14, 2012 the Company and Mr. Steve Ross entered into a restricted shares grant agreement (the “Restricted Shares Grant Agreement”) pursuant to which Mr. Ross was granted 290,000 shares of common stock, par value $0.001 (“Common Stock”) with such restricted stock vesting on April 14, 2012, the fair value of the restricted stock equal to the quoted market value on April 14, 2012 of $1.2. For the six months ended June 30, 2012, these options were dilutive and included in the calculation of diluted earnings per share. For the three months ended June 30, 2012, the option granted to Mr. Steve Ross was anti-dilutive and not included in the calculation of earnings per share; the option granted to three independent directors was dilutive and included in the calculation of earnings per share.

In May 2012, the Company issued 30,000 stock options to a new independent director, the calculated fair value of the grant at grant date was $0.37 each share with a total of $11,100 using Black-Scholes option-pricing model. For the three and six months ended June 30, 2012, the option granted to the new independent director was anti-dilutive and not included in the calculation of earnings per share.

On May 11, 2012, Longhai Steel Inc. entered into a securities purchase agreement (the “ Securities Purchase Agreement ”) with certain accredited investors (the “ Investors ”) pursuant to which the Company agreed to sell to the Investors 1,600,000 units for $0.75 per unit, for total proceeds of $1.2 million. Each unit entitles the Investors to purchase one share of the Company’s common stock at $0.75 per share and a three-year warrant to purchase one-half of one share of common stock at the exercise price of $1.00 per share (the “ Warrants ”). The closing of the transactions occurred on June 6, 2012 upon the fulfillment of closing conditions contained in the Securities Purchase Agreement. The Company uses Black-Scholes option-pricing model to estimate the fair value of the warrants. The fair value of warrants was estimated on the date of grant. Valuation assumptions used in the Black-Scholes model for warrants issued include: (1) discount rate of 1.575% based on United States Treasury yield in effect at the time of the grant, (2) expected term of 3 years as the expiration date of the warrants, (3) expected volatility of 51.9%, and (4) zero expected dividend. The calculated fair value of the grant at grant date was $176,000. No warrants were exercised during the six months ended June 30, 2012. For the Securities Purchase Agreement , the Company signed an agreement with Network 1 Financial Securities, Inc. (the “Placement Agent) as the placement agent. According to the agreement, at the initial closing, and at each subsequent closing, the Company shall pay to the Placement Agent a commission equal to 10% of the aggregate purchase price of the securities sold by the Placement Agent. The Company will also issue to the Placement Agent or its designees warrants to purchase 10% of the total shares sold in the offering with a $1 exercise price expiring in three years and a cashless exercise option. The Company will also pay to Placement Agent 3% of the offering proceeds as non-accountable expenses. A total of $156,000 cash commission and 160,000 shares of warrants was grant to the Placement Agent. Such commission directly attributable to the offering charged against the gross proceeds of the offering. For the three and six months ended June 30, 2012. These options were anti-dilutive and not included in the calculation of diluted earnings per share.

Earnings Per Share

The Company reports earnings per share in accordance with the provisions of ASC 260 “Earnings Per Share.” ASC 260 requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock using the treasury method.

Common stock equivalents represent the dilutive effect of the assumed exercise of the outstanding stock options and warrants, using the treasury stock method, at either the beginning of the respective period presented or the date of issuance, whichever is later, and only if the common stock equivalents are considered dilutive based upon the Company’s net income position at the calculation dates. As of December 31, 2011 and 2010 respectively, the stock options issued to the Company’s former executive of 150,000 shares and 100,000 shares were anti-dilutive and excluded from the calculation of diluted earnings per share.

Fair Value of Financial Instruments [Policy Text Block]

Fair Value of Financial Instruments

ASC 820 “Fair Value Measurements and Disclosures”, adopted January 1, 2008, defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current receivables and payables qualify as financial instruments. Management concluded the carrying values are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their stated interest rate approximates current rates available. The three levels are defined as follows:

· Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

· Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

· Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company's financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes receivables, other receivables, accounts payable, notes payable. Cash and cash equivalents consist primarily of high rated money market funds at a variety of well-known institutions with original maturities of three months or less. Restricted cash represents deposits on account to secure notes payable. Management estimates that the carrying amounts of the non related party financial instruments approximate their fair values due to their short-term nature.

Fair Value of Financial Instruments

ASC 820 “Fair Value Measurements and Disclosures,” adopted January 1, 2008, defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current receivables and payables qualify as financial instruments. Management concluded the carrying values are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their stated interest rate approximates current rates available. The three levels are defined as follows:

  Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
  Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes receivables, other receivables, accounts payable, notes payable. Cash and cash equivalents consist primarily of high rated money market funds at a variety of well-known institutions with original maturities of three months or less. Restricted cash represents time deposits on account to secure short-term bank loans and notes payable. Management estimates that the carrying amounts of the non related party financial instruments approximate their fair values due to their short-term nature.

Recent Accounting Pronouncements [Policy Text Block]

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820). This updated accounting guidance establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (GAAP) and International Financial Reporting Standards (IFRS). This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures, while other amendments change a principle or requirement for fair value measurements or disclosures. This guidance is effective for interim and annual periods beginning after December 15, 2011. These changes become effective for the Company on January 1, 2012. Other than the additional disclosure requirements, management has determined that the adoption of these changes did not have a material impact on the Company’s Consolidated Financial Statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment." This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s (consolidated) financial position and results of operations.

Recent Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820). This updated accounting guidance establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures, while other amendments change a principle or requirement for fair value measurements or disclosures. This guidance is effective for interim and annual periods beginning after December 15, 2011. These changes become effective for the Company on January 1, 2012. Other than the additional disclosure requirements, management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. The guidance provided by this update becomes effective for annual periods beginning on or after December 15, 2011 and interim and annual periods thereafter. These changes become effective for the Company on January 1, 2012. Other than the change in presentation, management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

FASB has issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments to FASB ASC in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Coinciding with the release of ASU No. 2011-11, the IASB has issued Disclosures – Offsetting Financial Assets and Financial Liabilities (Amendments to IFRS 7). This amendment requires disclosures about the offsetting of financial assets and financial liabilities common to those in ASU No. 2011-11. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Other than the additional disclosure requirements, management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

In December 2011, FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that companies present reclassification adjustments for each component of AOCI in both net income and OCI on the face of the financial statements. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Companies should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.